Offsetting of Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Offsetting Information Regarding Financial Assets and Financial Liabilities

The offsetting information regarding financial assets and financial liabilities as of March 31, 2018 and 2019 is as follows:

	Yen (millions)
As of March 31, 2018	Gross amounts of recognized financial assets and financial liabilities	Amounts offset in the consolidated statements of financial position	Net amounts presented in the consolidated statements of financial position	Amounts not offset due to not meeting offsetting criteria despite being subject to a master netting agreement or similar agreement	Net Amounts
Other financial assets
Derivatives	¥88,345	¥—	¥88,345	¥(39,415)	¥48,930
Other financial liabilities
Derivatives	52,786	—	52,786	(39,415)	13,371

	Yen (millions)
As of March 31, 2019	Gross amounts of recognized financial assets and financial liabilities	Amounts offset in the consolidated statements of financial position	Net amounts presented in the consolidated statements of financial position	Amounts not offset due to not meeting offsetting criteria despite being subject to a master netting agreement or similar agreement	Net Amounts
Other financial assets
Derivatives	¥46,397	¥—	¥46,397	¥(34,407)	¥11,990
Other financial liabilities
Derivatives	69,491	—	69,491	(34,407)	35,084